Commitments and Contingencies (Tables)	3 Months Ended
Sep. 30, 2013
Commitments and Contingencies [Abstract]
Schedule of changes in product liability included in accrued liabilities
The warranty liability is included in other current liabilities in the unaudited balance sheet.  The change in the warranty liability for the three months ended September 30, 2013 is summarized in the following table:

Balance at July 1, 2013	$489,000
Warranties issued during the period	37,000
Settlements made during the period	(60,000)
Changes in liability for pre-existing warranties during the period	(121,000)
Balance at September 30, 2013	$345,000